Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2023
Statement of cash flows [abstract]
Summary of Cash Flow Information

For the purposes of the consolidated statement of cash flows, cash and cash equivalents include cash on hand and in banks, net of outstanding bank overdrafts. Cash and cash equivalents at the end of the reporting period as shown in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statement of financial position as follows:

	2023 A$	2022 A$	2021 A$
Cash and cash equivalents	18,250,255	33,564,857	28,499,449

(b)
Reconciliation of Operating Loss to Net Cash Outflow from Operating Activities

	2023 A$	2022 A$	2021 A$
(Loss) for the year	(31,846,957)	(21,759,358)	(8,697,037)
Items in loss
Depreciation and amortisation	1,156,992	1,109,412	1,700,878
Share-based payments	1,904,553	2,829,689	1,308,349
Loss on asset disposals	-	1,827	21,010
Contingent consideration – change in fair value	988,179	936,354	(3,212,503)
Amortisation of transaction costs	-	-	252,019
Accrual of final borrowing payment			528,819
Net foreign exchange differences	(33,555)	738,423	(1,067,746)
Interest received	(479,726)	(9,869)	(5,756)

Changes in Operating Assets and Liabilities
Decrease/(Increase) in receivables	49,642	(39,148)	34,078
Decrease/(Increase)in research and development incentive receivable	6,092,202	(5,791,688)	1,991,468
Decrease/(Increase) in other assets	258,252	(600,285)	(85,648)
Increase/(Decrease) in payables	714,207	979,902	(63,305)
Increase/(Decrease) in provisions	59,635	41,062	(55,923)
(Decrease) in deferred tax liability	(206,792)	(191,808)	(187,427)
Net cash outflows from operating activities	(21,343,368)	(21,755,487)	(7,538,724)